Stock Option and Incentive Plan - Summary of Option Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2017 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Share Options, Outstanding, Beginning Balance | shares	7,623
Number of Share Options, Granted | shares	2,062
Number of Share Options, Exercised | shares	(2,220)
Number of Share Options, Forfeited | shares	(508)
Number of Share Options, Outstanding, Ending Balance | shares	6,957
Number of Share Options, Exercisable | shares	2,428
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 44.20
Weighted Average Exercise Price, Granted | $ / shares	58.83
Weighted Average Exercise Price, Exercised | $ / shares	39.63
Weighted Average Exercise Price, Forfeited | $ / shares	50.60
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	49.52
Weighted Average Exercise Price, Exercisable | $ / shares	$ 40.33